                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: April 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS  APRIL 30, 2005  (UNAUDITED)




       NUMBER OF
        SHARES                                                                                           VALUE
       ---------                                                                                     ------------
                    COMMON STOCKS (98.1%)
                    Advertising/Marketing Services (1.0%)
         173,100    R.H. Donnelley Corp.*                                                            $  9,858,045
                                                                                                     ------------

                    Aerospace & Defense (3.8%)
         605,000    DRS Technologies, Inc.*                                                            26,771,250
         358,500    Moog Inc. (Class A)*                                                               10,686,885
                                                                                                     ------------
                                                                                                       37,458,135
                                                                                                     ------------

                    Agricultural Commodities/Milling (2.0%)
         508,400    Corn Products International, Inc.                                                  11,194,968
         343,400    Delta & Pine Land Co.                                                               8,653,680
                                                                                                     ------------
                                                                                                       19,848,648
                                                                                                     ------------

                    Air Freight/Couriers (1.7%)
         800,000    Pacer International, Inc.*                                                         16,584,000
                                                                                                     ------------

                    Apparel/Footwear Retail (2.1%)
         461,500    New York & Company, Inc.*                                                           8,851,570
         304,800    Stage Stores, Inc.*                                                                11,527,536
                                                                                                     ------------
                                                                                                       20,379,106
                                                                                                     ------------

                    Broadcasting (1.1%)
         174,171    Nexstar Broadcasting Group, Inc. (Class A)*                                         1,015,417
       1,290,600    Sinclair Broadcast Group, Inc. (Class A)                                            9,885,996
                                                                                                     ------------
                                                                                                       10,901,413
                                                                                                     ------------

                    Casino/Gaming (0.1%)
          36,700    Aztar Corp.*                                                                        1,002,277
                                                                                                     ------------

                    Chemicals: Major Diversified (0.9%)
         673,413    Hercules, Inc.*                                                                     8,909,254
                                                                                                     ------------

                    Chemicals: Specialty (2.6%)
         328,300    Cytec Industries, Inc.                                                             15,141,196
         616,600    Schulman (A.), Inc.                                                                10,297,220
                                                                                                     ------------
                                                                                                       25,438,416
                                                                                                     ------------

                    Commercial Printing/Forms (1.1%)
         258,400    Banta Corp.                                                                        10,759,776
          51,800    Cenveo, Inc.*                                                                         404,558
                                                                                                     ------------
                                                                                                       11,164,334
                                                                                                     ------------

                    Computer Peripherals (0.2%)
         122,200    Electronics for Imaging, Inc.*                                                      2,006,524
                                                                                                     ------------

                    Consumer Sundries (2.0%)
         458,200    Central Garden & Pet Co.*                                                          19,056,538
                                                                                                     ------------

                    Containers/Packaging (0.8%)
         793,142    Rock-Tenn Co. (Class A)                                                             8,050,391
                                                                                                     ------------

                    Electric Utilities (1.9%)
         683,150    PNM Resources, Inc.                                                                18,889,098
                                                                                                     ------------

                    Electrical Products (2.8%)
         618,600    Acuity Brands, Inc.                                                                14,790,726
         707,200    Belden CDT, Inc.                                                                   12,970,048
                                                                                                     ------------
                                                                                                       27,760,774
                                                                                                     ------------

                    Electronic Components (0.7%)
         578,900    Methode Electronics, Inc.                                                           6,524,203

                                                                                                     ------------

                    Electronic Equipment/Instruments (2.0%)
         741,061    Creo Inc. (ADR) (Canada)*                                                          11,871,797
         267,100    Lipman Electronic Engineering Ltd.                                                  7,769,939
                                                                                                     ------------
                                                                                                       19,641,736
                                                                                                     ------------

                    Electronics/Appliances (1.1%)
         753,000    Lo-Jack Corp.*                                                                     10,880,850
                                                                                                     ------------

                    Finance/Rental/Leasing (1.0%)
         618,100    Collegiate Funding Services*                                                        9,574,369
                                                                                                     ------------

                    Financial Conglomerates (1.3%)
         659,500    Conseco, Inc.*                                                                     12,688,780
                                                                                                     ------------

                    Food: Specialty/Candy (3.2%)
         257,965    Ralcorp Holdings, Inc.                                                             10,220,573
         798,600    TBC Corporation*                                                                   20,891,376
                                                                                                     ------------
                                                                                                       31,111,949
                                                                                                     ------------

                    Gas Distributors (2.5%)
         420,800    AGL Resources, Inc.                                                                14,559,680
         195,000    UGI Corp.                                                                           9,794,850
                                                                                                     ------------
                                                                                                       24,354,530
                                                                                                     ------------

                    Hotels/Resorts/Cruiselines (1.9%)
         922,300    Intrawest Corp. (ADR) (Canada)                                                     18,575,122
                                                                                                     ------------

                    Industrial Machinery (2.9%)
         470,100    CIRCOR International, Inc.                                                         11,193,081
         541,200    Watts Water Technologies, Inc.                                                     16,912,500
                                                                                                     ------------
                                                                                                       28,105,581
                                                                                                     ------------

                    Information Technology Services (1.1%)
         346,400    Intergraph Corp.*                                                                  10,243,048
                                                                                                     ------------

                    Insurance Brokers/Services (1.2%)
         514,891    CCC Information Services Group, Inc.*                                              12,012,407
                                                                                                     ------------

                    Life/Health Insurance (1.6%)
         351,400    Reinsurance Group of America, Inc.                                                 15,714,608
                                                                                                     ------------

                    Medical Specialties (1.4%)
         283,740    Bio-Rad Laboratories, Inc. (Class A)*                                              13,715,992
                                                                                                     ------------

                    Medical/Nursing Services (3.4%)
       1,090,300    Apria Healthcare Group, Inc.*                                                      32,818,030
                                                                                                     ------------

                    Metal Fabrications (0.8%)
         622,430    General Cable Corp.*                                                                7,562,524
                                                                                                     ------------

                    Miscellaneous Commercial Services (2.7%)
         440,000    Geo Group, Inc. (The)*                                                             11,554,400
         492,300    MAXIMUS, Inc.                                                                      15,113,610
                                                                                                     ------------
                                                                                                       26,668,010
                                                                                                     ------------

                    Multi-Line Insurance (1.0%)
         448,900    Max Re Capital Ltd. (ADR) (Bermuda)                                                 9,853,355
                                                                                                     ------------

                    Oil & Gas Production (3.7%)
         594,800    Denbury Resources, Inc.*                                                           18,878,952
         284,000    Remington Oil & Gas Corp.*                                                          8,284,280
         424,780    St. Mary Land & Exploration Co.                                                     9,217,726
                                                                                                     ------------
                                                                                                       36,380,958
                                                                                                     ------------

                    Oilfield Services/Equipment (3.0%)
         919,200    Superior Energy Services, Inc.*                                                    13,677,696
         448,890    Universal Compression Holdings, Inc.*                                              15,756,039

                                                                                                     ------------
                                                                                                       29,433,735
                                                                                                     ------------

                    Other Consumer Services (1.0%)
         543,100    Jackson Hewitt Tax Service, Inc.                                                   10,003,902
                                                                                                     ------------

                    Other Transportation (2.1%)
         904,700    Laidlaw International, Inc.*                                                       20,256,233
                                                                                                     ------------

                    Packaged Software (2.2%)
         392,750    Hummingbird Ltd. (ADR) (Canada)*                                                    8,074,940
       1,222,388    MSC. Software Corp.*                                                               12,957,313
                                                                                                     ------------
                                                                                                       21,032,253
                                                                                                     ------------

                    Personnel Services (1.0%)
         620,422    Gevity HR, Inc                                                                      9,957,773
                                                                                                     ------------

                    Pharmaceuticals: Other (0.8%)
         245,300    Icon PLC (Sponsored ADR) (Ireland)*                                                 8,152,546
                                                                                                     ------------

                    Precious Metals (0.4%)
         292,200    Apex Silver Mines Ltd.*                                                             3,833,664
                                                                                                     ------------

                    Property - Casualty Insurers (2.7%)
         434,600    Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)                                12,864,160
         763,486    United America Indemnity Ltd - (Class A)*                                          13,758,018
                                                                                                     ------------
                                                                                                       26,622,178
                                                                                                     ------------

                    Real Estate Investment Trusts (4.0%)
       1,141,500    Anthracite Capital, Inc.                                                           12,682,065
         247,000    Heritage Property Investment Trust                                                  7,607,600
         127,300    Kilroy Realty Corp.                                                                 5,554,099
       1,092,300    MeriStar Hospitality Corp.*                                                         7,482,255
         127,300    Parkway Properties, Inc.                                                            5,804,880
                                                                                                     ------------
                                                                                                       39,130,899
                                                                                                     ------------

                    Regional Banks (4.8%)
          82,600    Alabama National BanCorporation                                                     4,723,068
         324,500    Central Pacific Financial Corp.                                                    10,578,700
         253,077    Independent Bank Corp.- Michigan                                                    6,914,064
         399,772    Integra Bank Corp.                                                                  8,155,349
         435,630    Provident Bancorp, Inc.                                                             4,613,322
         261,200    Provident Bankshares Corp.                                                          7,647,936
         277,400    R&G Financial Corp. (Class B) (Puerto Rico)                                         3,941,854
                                                                                                     ------------
                                                                                                       46,574,293
                                                                                                     ------------

                    Restaurants (4.0%)
       1,023,500    AFC Enterprises, Inc.*                                                             27,634,500
       2,926,500    Denny's Corp.*                                                                     11,852,325
                                                                                                     ------------
                                                                                                       39,486,825
                                                                                                     ------------

                    Savings Banks (2.0%)
         666,346    First Niagara Financial Group, Inc.                                                 8,355,979
         195,004    MB Financial, Inc.                                                                  7,092,295
         143,870    PFF Bancorp, Inc.                                                                   4,016,850
                                                                                                     ------------
                                                                                                       19,465,124
                                                                                                     ------------

                    Specialty Insurance (3.8%)
         255,300    NYMAGIC, Inc.                                                                       5,808,075
         476,086    Proassurance Corp.*                                                                17,857,986
         264,100    Triad Guaranty, Inc.*                                                              13,286,871
                                                                                                     ------------
                                                                                                       36,952,932
                                                                                                     ------------

                    Specialty Stores (0.7%)
         308,100    Linens 'N Things, Inc.*                                                             7,187,973
                                                                                                     ------------

                    Steel (0.9%)
         219,400    Reliance Steel & Aluminum Co.                                                       8,277,962
                                                                                                     ------------

                    Telecommunication Equipment (1.1%)
         284,500    ADTRAN, Inc.                                                                        5,897,685

         388,638    EMS Technologies, Inc.*                                                             4,387,723
                                                                                                     ------------
                                                                                                       10,285,408
                                                                                                     ------------

                    Textiles (1.4%)
         426,900    Albany International Corp. (Class A)                                               13,387,584
                                                                                                     ------------

                    Tools/Hardware (0.6%)
         195,600    Briggs & Stratton Corp.                                                             6,331,572
                                                                                                     ------------

                    Trucking (0.8%)
         274,300    Overnite Corp.                                                                      8,223,514
                                                                                                     ------------

                    Trucks/Construction/Farm Machinery (1.4%)
         364,828    Terex Corp.*                                                                       13,637,271
                                                                                                     ------------

                    Wholesale Distributors (1.8%)
         464,100    School Specialty, Inc.*                                                            17,222,751
                                                                                                     ------------

                    TOTAL COMMON STOCKS
                      (Cost $ 770,657,374)                                                            959,189,397
                                                                                                     ------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
       ---------
                    SHORT-TERM INVESTMENT (1.8%)
                    REPURCHASE AGREEMENT

       $  17,915    Joint repurchase agreement account 2.9451%
                    due 05/02/05 (dated 4/29/05;
                    proceeds $ 17,916,466) (a) (Cost $ 17,915,000)                                     17,915,000
                                                                                                     ------------



                    TOTAL INVESTMENTS
                      (Cost $ 788,572,374) (b)                                              99.9%     977,104,397
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                    0.1        1,320,340
                                                                                           -----     ------------
                    NET ASSETS                                                             100.0%    $978,424,737
                                                                                           =====     ============


----------

        ADR         American Depository Receipt.

         *          Non-income producing security.

        (a) Collateralized by federal agency and U.S. Treasury obligations.

        (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 215,636,343 and the aggregate gross unrealized depreciation is $ 27,104,320, resulting in net unrealized appreciation of $ 188,532,023.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005




                                       3